Financial Instruments - Carrying Amount of Interest-Bearing Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	₩ 21,394,764	₩ 20,677,076
Financial liabilities	(16,932,079)	(16,092,096)
Financial asset and liabilities	4,462,685	4,584,980
Variable rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	₩ (8,197,066)	₩ (6,427,133)